GROUP COMPANIES (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Amer Sports Holding (HK) Limited
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports Holding 3 Oy
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports Holding Oy
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports Corporation
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Industries EEU S.R.L.
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports (China) Co., Ltd.
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports Shanghai Commercial Limited
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports Digital Services Oy
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports Europe GmbH
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports Czech Republic s.r.o.
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports Deutschland GmbH
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports Europe Services GmbH
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports Export GmbH
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports Spain, S.A.
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports UK Services Limited
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports UK Limited
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Wilson Sporting Goods Co. Limited
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports International Oy
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports New Zealand Limited
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%
Amernet Holding B.V.
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports Asia Services Limited
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports B.V.
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports Canada Inc.
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Arc’teryx Korea Inc.
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%
Amer Sports European Center AG
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports HK Limited
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports Macau Limited
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports (Shanghai) Trading Ltd.
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Shanghai Amer Sports Operating LTD
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Shanghai JingAn Amer Sports Goods Co., Ltd.
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports Holding GmbH
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports Austria GmbH
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports Bulgaria EOOD
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports Danmark ApS
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports Global Business Services SP Zoo
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports Italia S.p.A.
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports Luxembourg S.a r.l
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports Norge AS
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports Poland Sp. z o.o.
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
AO Amer Sports
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Atomic Austria GmbH
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports Netherlands B.V.
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports Sourcing Limited
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports Sourcing (Shenzhen) Limited
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports Sverige AB
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports Vietnam Limited
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Peak Performance Canada Inc.
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports Portugal, Unipessoal LDA
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports Company
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports Portland Design Center, Inc.
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports Ski Acquisition Company
Disclosure of subsidiaries [line items]
Group Holding, percent		100.00%
Amer Sports US Financing LLC
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports Winter & Outdoor Company
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Wilson Sporting Goods Co.
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports Australia Pty Ltd
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports Brasil LTDA.
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports Japan, Inc.
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports Korea Ltd.
Disclosure of subsidiaries [line items]
Group Holding, percent	51.00%	51.00%
Amer Sports Malaysia Sdn Bhd
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Wilmex Holding Company
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Nicaragua Apparel I Co.
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Nicaragua Apparel II Co.
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Nicaragua Apparel III Co.
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Wells Apparel Nicaragua, Sociedad Anonima
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Wilson Sporting Goods Co. de Mexico, S.A. de C.V.
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports Holding S.A.S.
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports France S.A.S.
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Salomon S.A.S.
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports SA
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports RO s.r.l.
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports Suomi Oy
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports Suomi Oy (Eesti filiaal)
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amerintie 1 Oy
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amernet Holding Sverige AB
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Peak Performance Production AB
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Amer Sports Belgium
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Mascot Bidco Canada Inc.
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%	100.00%
Shanghai Xuhui Amer Sports Operation Co., Ltd
Disclosure of subsidiaries [line items]
Group Holding, percent	100.00%